Revenues	6 Months Ended
Jun. 30, 2024
Revenues
Revenues
15.	Revenues

	For the six months
	ended June 30,
	2023	2024
	RMB’000	RMB’000
Charging services revenues	50,010	92,604
Energy solutions revenues	32,304	91,189
New initiatives revenues	2,462	4,137
Total	84,776	187,930

During the six months ended June 30, 2024, the Group recognized RMB148.2 million (six months ended June 30, 2023: RMB69.4 million) at a point in time and RMB39.7 million (six months ended June 30, 2023: RMB15.4 million) over time.